6. Commitments and Contingencies (Details Narrative) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Mar. 31, 2014	Mar. 31, 2013
Potential severance under certain employment agreements			$ 1,130,000
Aggregated annual salaries under certain employment agreements	935,000		935,000
Product revenue	2,695,000	3,456,000	5,491,000	6,177,000	10,894,000	12,897,000
Vetericyn and Innovacyn [Member]
Product revenue	459,000	1,289,000	987,000	2,030,000
Accounts receivable	117,000		117,000		220,000
More Pharma [Member]
Accounts receivable	1,201,000		1,201,000		790,000
Transaction costs	16,000	16,000	32,000	32,000
Amortization of upfront fees (transaction costs)	$ 378,000	$ 378,000	$ 752,000	$ 752,000